Reinsurance - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) reinsurer	Dec. 31, 2015 USD ($)
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3,565,032	$ 2,225,924
FFG division | The Hartford
Ceded Credit Risk [Line Items]
Number of reinsurer insolvency for making company responsible for administering reinsurance business | reinsurer	1
Largest Reinsurance Recoverable Balances
Ceded Credit Risk [Line Items]
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	3
Reinsurance recoverables	$ 3,491,548
Sun Life | Assurant Employee Benefits
Ceded Credit Risk [Line Items]
Reinsurance recoverables	1,025,038
The Hartford | FFG division | The Hartford
Ceded Credit Risk [Line Items]
Reinsurance recoverables	558,292	562,334
John Hancock | LTC Operations | John Hancock
Ceded Credit Risk [Line Items]
Reinsurance recoverables	1,908,217	1,554,780
Reinsurance invested assets
Ceded Credit Risk [Line Items]
Invested assets held in trusts	$ 466,079	$ 733,732